Wilson Bank Holding Company - Parent Company Financial Information - Schedule of Condensed Balance Sheet (Details) (Parentheticals) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, par value (in dollars per share)	$ 2	$ 2
Common stock, shares authorized (in shares)	50,000,000	50,000,000
Common stock, shares issued (in shares)	11,686,363	11,472,181
Common stock, shares outstanding (in shares)	11,686,363	11,472,181
Accumulated other comprehensive losses, taxes	$ 31,195	$ 39,073
Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, par value (in dollars per share)	$ 2	$ 2
Common stock, shares authorized (in shares)	50,000,000	50,000,000
Common stock, shares issued (in shares)	11,686,363	11,472,181
Common stock, shares outstanding (in shares)	11,686,363	11,472,181
Accumulated other comprehensive losses, taxes	$ 31,195	$ 39,073